Earnings per share - summary of diluted headline earnings per share (Details) - £ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Earnings per share - diluted (in GBP per share)	£ 2.003	£ 1.760
Effect of impairment of intangibles property plant and equipment associates and held for sale assets (net of tax) (in GBP per share)	0.168	0.030
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax) (in GBP per share)	(0.014)	(0.004)
Issue of shares and change in shareholding of an associate (in GBP per share)	(0.003)	(0.007)
Gain on partial disposal of an associate and associated capital gains tax (in GBP per share)	(0.586)	0
Diluted headline earnings per share (in GBP per share)	£ 1.568	£ 1.779